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                          DIETRICH, REYNOLDS & KOOGLER
                                ATTORNEYS AT LAW
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43216

                                 (614) 249-7617
                            FACSIMILE: (614) 249-2418


               Practice limited to Nationwide Insurance Companies
                         and their associated companies


February 8, 2000

VIA EDGAR
---------

The United States Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re: Nationwide Mutual Funds (formerly Nationwide Investing Foundation III) SEC File Nos. 333-40455, 811-08495

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of Nationwide Mutual Funds (the "Trust"), we hereby certify that the form of the prospectus and Statement of Additional Information which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of prospectus and Statement of Additional Information contained in Post-Effective Amendment 18 to the Registration Statement which became effective December 29, 1999.

Please call me at (614) 249-8678 with any questions concerning this filing.

Very truly yours,

DIETRICH, REYNOLDS & KOOGLER


Elizabeth A. Davin